Organization And Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended			1 Months Ended			8 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2012 Kubatronik [Member]	Jan. 31, 2012 Kubatronik [Member] USD ($)	Jan. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)
Restructuring Cost and Reserve [Line Items]
Business acquisition date									Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired							76.00%	76.00%	76.00%	76.00%
Business acquisition, Consideration transferred					$ 89,000	€ 69,000	$ 2,400,000	€ 2,600,000	$ 2,400,000	€ 2,600,000
Business acquisition, Goodwill recognized							1,000,000	1,100,000	1,000,000	1,100,000
Cumulative impairment of goodwill							1,000,000		1,000,000
Impairment on goodwill	481,000								481,000
Goodwill	69,000	518,000	530,000				69,000		69,000
Automatic consecutive extension period for put and call options, years									2 years	2 years
Prior notice cancellation period for put and call options, months									6 months	6 months
Remaining interest of seller, percentage				24.00%			21.00%	21.00%	24.00%	24.00%
Put option aggregate exercise price									628,000	483,000
Call option aggregate exercise price									$ 667,000	€ 513,000
Call option, Exercise notice to sell remaining interest, percentage					3.00%	3.00%
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage	50.00%